Provisions - Schedule of Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Environmental rehabilitation costs at beginning of the year	$ 387.7	$ 430.9
Silicosis settlement costs	5.1	10.5
Other	1.4	1.9
Total provisions	459.4	400.1
Changes in estimates	53.9	(22.1)
Changes in estimates - recognised in profit or loss	4.0	(8.9)
Interest expense	21.8	11.8	$ 8.6
Payments	(14.8)	(10.8)
Translation adjustment	0.3	(13.2)
Environmental rehabilitation costs at end of the year	452.9	387.7	$ 430.9
Current portion of provisions	(47.0)	(18.5)
Non-current portion of provisions	412.4	381.6
Current portion of environmental rehabilitation costs	(46.8)	(17.2)
Non-current portion of environmental rehabilitation costs	406.1	370.5
Total gross closure cost estimates	598.1	564.8
South Africa
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	44.0	47.2
Ghana
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	107.5	101.0
Australia
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	230.6	215.4
Peru
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	168.9	148.4
Chile
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	$ 47.1	$ 52.8